Consolidated Balance Sheets - USD ($) $ in Millions	Feb. 24, 2018	Feb. 25, 2017
Current assets
Cash and cash equivalents	$ 670.3	$ 1,219.2
Receivables, net	615.3	631.0
Inventories, net	4,421.1	4,464.0
Prepaid assets	368.6	345.3
Other current assets	73.3	133.7
Total current assets	6,148.6	6,793.2
Property and equipment, net	10,770.3	11,511.8
Intangible assets, net	3,142.5	3,497.8
Goodwill	1,183.3	1,167.8
Other assets	567.6	784.4
TOTAL ASSETS	21,812.3	23,755.0
Current liabilities
Accounts payable	2,833.0	3,034.7
Accrued salaries and wages	984.1	1,007.5
Current maturities of long-term debt and capitalized lease obligations	168.2	318.5
Current portion of self-insurance liability	296.0	293.3
Taxes other than income taxes	323.5	348.8
Other current liabilities	424.8	738.0
Total current liabilities	5,029.6	5,740.8
Long-term debt and capitalized lease obligations	11,707.6	12,019.4
Deferred income taxes	579.9	1,479.8
Long-term self-insurance liability	921.7	971.6
Other long-term liabilities	2,175.3	2,172.2
Commitments and contingencies
STOCKHOLDERS' / MEMBER EQUITY
Member investment		1,999.3
Preferred stock, $0.01 par value; 30,000,000 shares authorized, no shares issued and outstanding as of February 24, 2018 and February 25, 2017, respectively	0.0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, 279,654,028 and no shares issued and outstanding as of February 24, 2018 and February 25, 2017, respectively	2.8
Additional paid-in capital	1,773.3
Accumulated other comprehensive income (loss)	191.1	(12.8)
Accumulated deficit	(569.0)	(615.3)
Total stockholders' equity	1,398.2
Members' equity		1,371.2
TOTAL LIABILITIES AND STOCKHOLDERS' / MEMBER EQUITY	$ 21,812.3	$ 23,755.0